UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULES OF INVESTMENTS

TRAVELERS SERIES FUND INC.

SB ADJUSTABLE RATE INCOME PORTFOLIO

SMITH BARNEY HIGH INCOME PORTFOLIO

FORM N-Q

JANUARY 31, 2006

SB ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
ASSET-BACKED SECURITIES - 30.6%
Automobiles - 4.3%
$450,000	AAA	AmeriCredit Automobile Receivables Trust, Series 2005-BM, Class A4, 4.480% due 5/6/12 (a)(b)	$450,521
250,000	AAA	Capital One Auto Finance Trust, Series 2004-B, Class A4, 4.580% due 8/15/11 (a)	250,223
300,000	AAA	Chesapeake Funding LLC, Series 2004-1A, Class A2, 4.579% due 7/7/16 (a)(c)	300,170
400,000	AAA	Franklin Auto Trust, Series 2004-1, Class A2, 3.570% due 3/16/09	396,120
350,000	AAA	Household Automotive Trust, Series 2003-2, Class A4, 3.020% due 12/17/10	342,953

		Total Automobiles	1,739,987

Credit Card - 2.4%
350,000	AAA	Advanta Business Card Master Trust, Series 2003-B, Class A, 4.840% due 12/22/08 (a)(b)	350,646
375,000	AAA	Capital One Master Trust, Series 2001-1, Class A, 4.670% due 12/15/10 (a)	376,695
225,000	AAA	Circuit City Credit Card Master Trust, Series 2003-2, Class A, 4.900% due 4/15/11 (a)	225,282

		Total Credit Card	952,623

Diversified Financial Services - 2.0%
		Business Loan Express:
104,014	Aaa(d)	Series 2001-1A, Class A, 5.140% due 7/20/27 (a)(c)	104,693
414,946	AAA	Series 2002-AA, Class A, 5.180% due 6/25/28 (a)(c)	417,947
95,858	AAA	Series 2003-2A, Class A, 5.330% due 1/25/32 (a)(c)	97,489
175,691	AAA	Series 2003-AA, Class A, 5.420% due 5/15/29 (a)(c)	179,642

		Total Diversified Financial Services	799,771

Home Equity - 19.0%
400,000	AAA	Aegis Asset-Backed Securities Trust, Series 2004-5, Class 1A2, 4.870% due 3/25/31 (a)(b)	400,723
		Ameriquest Mortgage Securities Inc.:
76,891	AAA	Series 2003-AR2, Class A4, 4.880% due 5/25/33 (a)(b)	76,954
217,542	AAA	Series 2004-R8, Class A5, 4.900% due 9/25/34 (a)(b)	217,848
135,145	AAA	Argent Securities Inc., Series 2004-W10, Class A2, 4.920% due 10/25/34 (a)(b)	135,465
181,833	AAA	Asset-Backed Securities Corp., Home Equity Loan Trust, Series 2001-HE3, Class A1, 5.010% due 11/15/31 (a)(b)	181,955
		Bayview Financial Acquisition Trust:
391,795	AAA	Series 2003-E, Class A, 5.060% due 10/28/34 (a)	392,768
430,000	AAA	Series 2003-G, Class A1, 5.160% due 1/28/39 (a)	430,806
169,232	AAA	Bear Stearns Asset-Backed Securities I Trust, Series 2004-B01, Class 2A2, 4.930% due 9/25/34 (a)	169,515
		Bear Stearns Asset-Backed Securities Inc.:
227,387	AAA	Series 2003-1, Class A1, 5.030% due 11/25/42 (a)	228,063
294,511	AAA	Series 2003-SD1, Class A, 4.980% due 12/25/33 (a)	296,225
76,524	AAA	Series 2003-SD3, Class A, 5.010% due 10/25/33 (a)	76,702
452,000	AAA	Carrington Mortgage Loan Trust, Series 2005-NC2, Class A2, 4.770% due 5/25/35 (a)	452,384
183,550	AAA	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 4.840% due 1/25/33 (a)	183,902
129,892	AAA(e)	Cendant Mortgage Corp., Series 2003-A, Class A3, 5.080% due 7/25/43 (a)(c)	130,422
309,498	AAA	Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A4, 4.980% due 11/25/34 (a)	310,473
248,000	AA+	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE16, Class M1, 5.180% due 11/25/31 (a)	248,521
369,176	AAA	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FFH4, Class 1A1, 4.830% due 1/25/35 (a)	370,238

See Notes to Schedules of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Home Equity (continued)
$33,651	AAA	First Franklin Mortgage Loan Trust, Series 2002-FF3, Class A2, 4.990% due 8/25/32 (a)	$33,708
21,321	AAA	Fremont Home Loan Trust, Series 2003-A, Class 2A2, 4.885% due 8/25/33 (a)	21,337
292,612	AAA	GMAC Mortgage Corp. Loan Trust, Series 2004-HE2, Class A2, 2.880% due 10/25/33 (a)	288,320
396,339	AAA	Morgan Stanley ABS Capital I, Series 2005-HE1, Class A3B, 4.750% due 12/25/34 (a)	396,967
263,651	AAA	Morgan Stanley ABS Capital I Trust, Series 2003-HE1, Class A4, 5.030% due 5/25/33 (a)	264,041
450,000	AA	New Century Home Equity Loan Trust, Series 2004-2, Class M2, 5.150% due 8/25/34 (a)	452,704
418,322	AAA	Option One Mortgage Loan Trust, Series 2003-1, Class A2, 4.950% due 2/25/33 (a)	419,719
		Renaissance Home Equity Loan Trust:
311,401	AAA	Series 2003-2, Class A, 4.970% due 8/25/33 (a)	312,587
345,523	AAA	Series 2003-3, Class A, 5.030% due 12/25/33 (a)	347,795
31,288	AAA	Saxon Asset Securities Trust, Series 2002-1, Class AV1, 4.780% due 3/25/32 (a)	31,335
69,390	AAA	Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class A2, 4.780% due 2/25/34 (a)	69,431
56,292	AAA	Soundview Home Equity Loan Trust, Series 2003-1, Class A, 4.980% due 8/25/31 (a)	56,490
9,102	Aaa(d)	Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A, 4.870% due 1/25/34 (a)	9,111
		Structured Asset Investment Loan Trust:
58,743	AAA	Series 2003-BC1, Class A2, 4.870% due 1/25/33 (a)	58,879
149,431	AAA	Series 2003-BC10, Class 3A5, 5.010% due 10/25/33 (a)	149,638
400,000	AAA	Series 2005-2, Class A3, 4.780% due 3/25/35 (a)	400,387

		Total Home Equity	7,615,413

Other - 0.7%
272,416	AAA	Lehman XS Trust, Series 2005-2, Class 2A1A, 4.680% due 8/25/35 (a)	272,245

Student Loan - 2.2%
		Saco I Trust:
296,764	Aaa(d)	Series 2005-02, Class A, 4.730% due 4/25/35 (a)(c)	296,818
385,476	AAA	Series 2005-10, Class 1A, 4.790% due 6/25/36 (a)	385,415
186,330	AAA	Series 2005-WM3, Class A1, 4.790% due 9/25/35 (a)	186,441

		Total Student Loan	868,674

		TOTAL ASSET-BACKED SECURITIES (Cost - $12,240,274)	12,248,713

MORTGAGE-BACKED SECURITIES(a) - 3.1%
FHLMC - 0.6%
243,102		Federal Home Loan Mortgage Corp. (FHLMC), 5.291% due 1/1/27	245,589

FNMA - 2.5%
		Federal National Mortgage Association (FNMA):
599,797		5.306% due 9/1/35	601,984
408,495		4.324% due 5/1/42	410,612

		TOTAL FNMA	1,012,596

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,257,862)	1,258,185

See Notes to Schedules of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 38.8%
$300,000	AAA	ABN Amro Mortgage Corp., Series 2003-5, Class A11, PAC, 4.750% due 4/25/33 (b)	$296,491
		Banc of America Mortgage Securities, Inc.:
167,207	AAA	Series 2003-F, Class 1A1, 2.969% due 7/25/33 (a)(b)	166,613
111,212	AAA	Series 2004-A, Class 1A1, 3.459% due 2/25/34 (a)	109,702
500,000	AAA	Series 2004-E, Class 2A3, 4.114% due 6/25/34 (a)	491,320
154,328	Aaa(d)	Series 2005-A, Class 2A1, 4.465% due 2/25/35 (a)	151,552
106,071	AAA	Bear Stearns Alternate-A Trust, Series 2004-11, Class 1A2, 4.950% due 11/25/34 (a)	106,363
		Bear Stearns ARM Trust:
246,499	AAA	Series 2004-12, Class 1A1, 4.225% due 2/25/35 (a)	243,013
195,727	AAA	Series 2005-6, Class 1A1, 5.135% due 8/25/35 (a)	195,157
321,345	AAA	Bear Stearns Asset-Backed Securities Inc., Series 2003-AC5, Class A3, 5.130% due 10/25/33 (a)	321,490
		Countrywide Home Loan Mortgage Pass-Through Trust:
185,404	AAA	Series 2001-HYB1, Class 1A1, 4.782% due 6/19/31 (a)	185,968
120,858	AAA	Series 2002-26, Class A4, 5.030% due 12/25/17 (a)	121,180
101,653	Aaa(d)	Series 2004-19, Class A1, 5.500% due 10/25/34	101,437
394,910	AAA	Deutsche Mortgage Securities Inc., Series 2004-4, Class 7AR2, 4.980% due 6/25/34 (a)	391,973
		Federal Home Loan Mortgage Corp. (FHLMC):
250,000	AAA	Series 2852, Class TE, PAC, 5.000% due 1/15/13	249,537
336,380	AAA	Series 2866, Class WA, PAC, 5.000% due 8/15/16	335,778
		Federal National Mortgage Association (FNMA):
		Grantor Trust:
368,970	AAA	Series 2001-T1, Class A2, 4.925% due 10/25/40 (a)	373,376
210,294	AAA	Series 2002-T18, Class A5, 4.928% due 5/25/42 (a)	213,131
165,968	AAA	Series 2002-T19, Class A4, 4.934% due 3/25/42 (a)	168,053
211,276	AAA	Series 2004-T2, Class 2A, 4.855% due 7/25/43 (a)	213,886
		REMIC Trust:
257,421	AAA	Series 1997-20, Class F, 3.782% due 3/25/27 (a)	255,651
118,264	AAA	Series 2003-111, Class HR, PAC, 3.750% due 5/25/30	114,736
287,543	AAA	Series 2003-117, Class KF, PAC, 4.930% due 8/25/33 (a)	288,926
55,010	AAA	Series 2003-124, Class F, 4.830% due 1/25/34 (a)	55,166
318,001	AAA	Series 2004-31, Class FG, 4.930% due 8/25/33 (a)	319,054
155,928	AAA	Series 2005-86, Class FC, 4.830% due 10/25/35 (a)	155,710
		Whole Loan:
93,807	AAA	Series 2003-W06, Class F, 4.880% due 9/25/42 (a)	94,380
120,710	AAA	Series 2003-W14, Class 2A, 4.831% due 1/25/43 (a)	122,443
213,615	AAA	Series 2003-W15, Class 3A, 4.945% due 12/25/42 (a)	216,823
377,152	AAA	First Horizon Alternative Mortgage Securities, Series 2005-AA12, Class 1A1, 6.028% due 2/25/36 (a)	381,044
76,991	AAA	GGP Mall Properties Trust, Series 2001-C1A, Class A3, 5.170% due 2/15/14 (a)(c)	77,042
260,926	AAA	GMAC Commercial Mortgage Asset Corp., Series 2003-SNFA, Class A, 5.170% due 1/17/18 (a)(c)	261,403
154,041	AA+	IMPAC CMB Trust, Series 2003-8, Class 1A2, 5.030% due 10/25/33 (a)	154,195
104,720	AAA	IMPAC Secured Assets Corp., Series 2004-3, Class 1A4, 4.930% due 11/25/34 (a)	105,061
469,743	AAA	Indymac Index Mortgage Loan Trust, Series 2005-AR21, Class 4A1, 5.461% due 10/25/35 (a)	467,591
274,705	AAA	Lehman Structured Securities Corp., Series 2005-1, Class A1, 4.719% due 9/26/45 (a)(c)	275,307
352,381	AAA	MASTR Alternative Loans Trust, Series 2003-7, Class 7A1, PAC, 4.930% due 11/25/33 (a)	353,718
325,446	AAA	MASTR ARM Trust, Series 2003-6, Class 5A1, 3.892% due 12/25/33 (a)	325,446

See Notes to Schedules of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$250,921	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A4, 4.496% due 2/25/35 (a)	$246,558
		Residential Asset Securitization Trust:
123,751	AAA	Series 2003-A11, Class A2, PAC, 4.980% due 11/25/33 (a)	123,898
335,471	AAA	Series 2004-A02, Class 1A3, PAC, 4.930% due 5/25/34 (a)	336,617
376,594	AAA	Series 2004-A4, Class A2, PAC, 4.880% due 8/25/34 (a)	376,692
112,907	AAA	Residential Funding Mortgage Securities I Trust, Series 2003-S10, Class A2, 4.930% due 6/25/33 (a)	112,962
		Sequoia Mortgage Trust:
40,065	AAA	Series 09, Class 2A, 5.171% due 9/20/32 (a)	40,288
486,852	AAA	Series 2003-2, Class A1, 4.820% due 6/20/33 (a)	487,100
		Structured ARM Loan Trust:
53,518	AAA	Series 2004-01, Class 2A, 4.840% due 2/25/34 (a)	53,583
65,976	AAA	Series 2004-07, Class A1, 4.800% due 6/25/34 (a)	66,009
77,645	Aaa(d)	Series 2004-17, Class A1, 4.580% due 11/25/34 (a)	77,671
150,000	AAA	Series 2005-03XS, Class A2, 4.780% due 1/25/35 (a)	150,187
335,684	AAA	Series 2005-17, Class 4A2, 5.150% due 8/25/35 (a)	333,610
319,077	AAA	Series 2005-18, Class 9A1, 5.250% due 9/25/35 (a)	317,124
		Structured Asset Mortgage Investments Inc.:
		Series 2002-AR1:
57,205	AAA	Class 1A, 6.002% due 3/25/32 (a)	57,542
82,201	AAA	Class 2A, 5.172% due 3/25/32 (a)	82,670
221,032	AAA	Series 2003-AR2, Class A1, 4.853% due 12/19/33 (a)	221,743
237,196	AAA	Series 2005-AR3, Class 2A1, 5.559% due 8/25/35 (a)	241,763
375,838	AAA	Series 2005-AR7, Class 1A2, 4.910% due 12/27/35 (a)	375,838
		Structured Asset Securities Corp.:
93,754	AA(e)	Series 1998-3, Class M1, 5.530% due 3/25/28 (a)	93,868
108,025	AA	Series 1998-8, Class M1, 5.470% due 8/25/28 (a)	108,152
151,835	AAA	Series 2002-08A, Class 7A1, 5.258% due 5/25/32 (a)	152,483
253,104	AAA	Series 2002-16A, Class 1A1, 6.320% due 8/25/32 (a)	253,963
33,741	AAA	Series 2002-18A, Class 4A, 5.867% due 9/25/32 (a)	34,067
36,736	AAA	Series 2003-8, Class 2A9, 5.030% due 4/25/33 (a)	36,789
2,835	AAA	Series 2003-NP3, Class A1, 5.030% due 11/25/33 (a)(c)	2,838
177,245	Aaa(d)	Series 2004-NP1, Class A, 4.930% due 9/25/33 (a)(c)	177,449
362,960	AAA	Series 2005-5N, Class 3A3A, 4.720% due 11/25/35 (a)	362,931
217,072	AAA	Series 2005-RF3, Class 2A, 4.963% due 6/25/35 (a)(c)	220,328
		Thornburg Mortgage Securities Trust:
163,757	AAA	Series 2004-1, Class I2A, 4.980% due 3/25/44 (a)	164,207
180,905	AAA	Series 2004-3, Class A, 4.900% due 9/25/34 (a)	181,559
368,708	AAA	Series 2005-3, Class A4, 4.800% due 10/25/35 (a)	368,045
		Washington Mutual:
243,204	AAA	Series 2003-S6, Class 2A8, 4.930% due 7/25/18 (a)	243,776
115,566	AAA	Series 2004-AR2, Class A, 4.878% due 4/25/44 (a)	116,199
		Washington Mutual Mortgage Pass-Through Certificates:
231,533	AAA	Series 2002-AR1, Class 1A1, 5.819% due 11/25/30 (a)	230,906
76,939	AAA	Series 2003-AR10, Class A3B, 3.890% due 10/25/33 (a)	76,659
		Wells Fargo Mortgage Backed Securities Trust:
114,028	Aaa(d)	Series 2003-5, Class A4, PAC, 4.930% due 5/25/33 (a)	114,640
173,388	AAA	Series 2004-N, Class A2, 3.599% due 8/25/34 (a)	172,935
69,558	AAA	Series 2004-S, Class A2, 3.540% due 9/25/34 (a)	69,268
223,971	AAA	Series 2004-Y, Class 1A1, 4.566% due 11/25/34 (a)	219,854

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $15,637,189)	15,562,487

See Notes to Schedules of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.0%
U.S. Government Agencies - 25.0%
	Federal Home Loan Mortgage Corp. (FHLMC):
	One Year CMT ARM:
$185,308	5.421% due 2/1/23 (a)	$188,808
402,200	5.394% due 4/1/26 (a)	409,540
179,026	5.313% due 7/1/29 (a)	183,125
105,708	5.647% due 8/1/30 (a)	108,190
126,033	3.309% due 10/1/33 (a)	124,859
466,134	One Year LIBOR, 4.065% due 5/1/33 (a)	459,606
	Federal National Mortgage Association (FNMA):
281,142	12.000% due 4/20/16	326,973
	One Year CMT ARM:
328,587	4.941% due 8/1/15 (a)	330,291
250,340	4.494% due 4/1/20 (a)	248,842
302,480	5.227% due 11/1/25 (a)	307,151
395,517	5.496% due 1/1/26 (a)	403,135
450,355	5.426% due 7/1/26 (a)	459,002
250,199	5.345% due 5/1/28 (a)	253,320
127,378	5.658% due 5/1/28 (a)	130,927
262,698	5.551% due 9/1/30 (a)	269,956
132,771	4.709% due 9/1/32 (a)	133,585
94,636	3.926% due 1/1/33 (a)	97,033
113,614	4.286% due 2/1/33 (a)	112,867
107,514	4.047% due 5/1/33 (a)	105,969
264,564	4.198% due 7/1/33 (a)	258,122
292,448	3.652% due 9/1/33 (a)	284,604
	One Year LIBOR:
54,631	5.826% due 1/1/33 (a)	54,860
160,581	4.190% due 6/1/33 (a)	158,794
245,122	4.056% due 7/1/33 (a)	241,942
97,384	3.134% due 8/1/33 (a)	96,127
130,182	4.128% due 10/1/33 (a)	128,406
325,219	4.433% due 2/1/34 (a)	319,013
403,718	4.433% due 4/1/34 (a)	397,485
265,917	4.289% due 8/1/34 (a)	261,766
323,294	4.749% due 10/1/34 (a)	321,788
442,356	4.304% due 3/1/35 (a)	434,361
133,116	3.491% due 7/1/43 (a)	132,677
	Six Month LIBOR:
81,773	4.868% due 2/1/33 (a)	81,846
209,698	4.253% due 4/1/33 (a)	206,883
269,810	4.264% due 4/1/33 (a)	267,304
226,163	4.583% due 4/1/33 (a)	225,913
145,689	5.957% due 4/1/33 (a)	148,979
100,489	4.556% due 5/1/33 (a)	100,229
41,103	4.436% due 6/1/33 (a)	40,736
260,456	4.510% due 10/1/34 (a)	257,616
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
120,772	4.375% due 5/20/26 (a)	120,652
99,187	4.375% due 5/20/32 (a)	99,357
70,842	3.500% due 7/20/34 (a)	67,832
402,893	4.000% due 1/20/35 (a)	399,326
263,535	4.000% due 2/20/35 (a)	255,807

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $10,147,490)	10,015,604

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $39,282,815)	39,084,989

See Notes to Schedules of Investments.

SB ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 3.8%
Repurchase Agreement - 3.8%
$1,506,000	Interest in $175,503,000 joint tri-party repurchase agreement dated 1/31/06 with Barclays Capital Inc., 4.380% due 2/1/06; Proceeds at maturity - $1,506,183; (Fully collateralized by U.S. Treasury obligation, 0.000% due 2/15/14; Market value - $1,551,180) (Cost - $1,506,000) (b)	$1,506,000

	TOTAL INVESTMENTS - 101.3% (Cost - $40,788,815#)	40,590,989
	Liabilities in Excess of Other Assets - (1.3)%	(502,778)

	TOTAL NET ASSETS - 100.0%	$40,088,211

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted. All ratings are unaudited.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Rating by Moody’s Investors Service.

(e)	Rating by Fitch Ratings Service.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 19 and 20 for definitions of ratings.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CMT	— Constant Maturity Treasury
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Cost
REMIC	— Real Estate Mortgage Investment Conduit

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 91.9%
Aerospace & Defense - 1.2%
$1,225,000	B	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11	$1,307,687
970,000	B	DRS Technologies Inc., Senior Subordinated Notes, 7.625% due 2/1/18	989,400
650,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	684,125
325,000	BB-	Sequa Corp., Senior Notes, 9.000% due 8/1/09	354,250

		Total Aerospace & Defense	3,335,462

Airlines - 0.9%
		Continental Airlines Inc., Pass-Through Certificates:
150,794	B+	Series 2000-2, Class C, 8.312% due 4/2/11	134,959
885,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	872,113
		United Airlines Inc., Pass-Through Certificates:
437,290	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (a)	381,103
888,598	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (a)	814,262
		Series 2001-1:
160,000	NR	Class B, 6.932% due 9/1/11 (a)	146,460
365,000	NR	Class C, 6.831% due 9/1/08 (a)	277,448

		Total Airlines	2,626,345

Auto Components - 0.9%
260,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	261,950
715,000	B-	Dana Corp., Notes, 6.500% due 3/1/09	561,275
225,000	B-	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	244,688
		Tenneco Automotive Inc.:
400,000	B-	Senior Secured Notes, Series B, 10.250% due 7/15/13	450,000
925,000	B-	Senior Subordinated Notes, 8.625% due 11/15/14	934,250
97,000	BB-	TRW Automotive Inc., Senior Subordinated Notes, 11.000% due 2/15/13	110,580

		Total Auto Components	2,562,743

Automobiles - 3.6%
		Ford Motor Co.:
		Debentures:
360,000	BB-	6.625% due 10/1/28	250,200
350,000	BB-	8.900% due 1/15/32	273,000
8,025,000	BB-	Notes, 7.450% due 7/16/31	5,958,562
200,000	BB-	Senior Notes, 4.950% due 1/15/08	184,564
		General Motors Corp.:
		Senior Debentures:
750,000	B	8.250% due 7/15/23	551,250
3,175,000	B	8.375% due 7/15/33	2,365,375
975,000	B	Senior Notes, 7.125% due 7/15/13	760,500

		Total Automobiles	10,343,451

Beverages - 0.7%
1,575,000	B+	Constellation Brands Inc., Senior Subordinated Notes, Series B, 8.125% due 1/15/12	1,657,688
330,000	B	Cott Beverages USA Inc., Senior Subordinated Notes, 8.000% due 12/15/11	339,075

		Total Beverages	1,996,763

Building Products - 1.1%
		Associated Materials Inc.:
2,000,000	CCC	Senior Discount Notes, step bond to yield 11.250% due 3/1/14	1,040,000
160,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	156,000
750,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	733,125
1,275,000	B-	Ply Gem Industries Inc., Senior Subordinated Notes, 9.000% due 2/15/12	1,109,250

		Total Building Products	3,038,375

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Capital Markets - 0.5%
$1,235,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	$1,377,025

Chemicals - 4.5%
345,000	BB-	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	368,719
1,425,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (b)	1,453,500
1,150,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	1,270,750
675,000	B+	Hercules Inc., Senior Subordinated Notes, 6.750% due 10/15/29	653,063
655,000	B+	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	704,125
600,000	B	ISP Holdings Inc., Senior Secured Notes, Series B, 10.625% due 12/15/09	636,000
655,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	738,512
760,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	849,300
1,700,000	BB-	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	1,836,000
235,000	B-	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	236,175
1,050,000	B-	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	1,126,125
225,000	B-	Resolution Performance Products LLC/RPP Capital Corp., Senior Secured Notes, 9.500% due 4/15/10	230,625
		Rhodia SA:
		Senior Notes:
750,000	CCC+	7.625% due 6/1/10	757,500
146,000	CCC+	10.250% due 6/1/10	162,425
510,000	CCC+	Senior Subordinated Notes, 8.875% due 6/1/11	522,750
		Westlake Chemical Corp., Senior Notes:
725,000	BB+	6.625% due 1/15/16	729,531
390,000	BB-	8.750% due 7/15/11	428,025

		Total Chemicals	12,703,125

Commercial Services & Supplies - 1.9%
850,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	811,750
		Allied Waste North America Inc.:
225,000	BB-	Senior Notes, 7.250% due 3/15/15	228,375
133,000	BB-	Senior Secured Debenture Notes, Series B, 9.250% due 9/1/12	144,638
		Senior Secured Notes, Series B:
890,000	BB-	8.500% due 12/1/08	940,062
1,500,000	B+	7.375% due 4/15/14	1,458,750
575,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	606,625
		Cenveo Corp.:
530,000	B+	Senior Notes, 9.625% due 3/15/12	571,075
800,000	B-	Senior Subordinated Notes, 7.875% due 12/1/13	784,000

		Total Commercial Services & Supplies	5,545,275

Communications Equipment - 1.3%
3,275,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	2,767,375
750,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	675,000
375,000	B-	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	375,000

		Total Communications Equipment	3,817,375

Computers & Peripherals - 0.1%
400,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (b)	418,000

Containers & Packaging - 3.4%
725,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	790,250
		Graphic Packaging International Corp.:
950,000	B-	Senior Notes, 8.500% due 8/15/11	954,750

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Containers & Packaging (continued)
$450,000	B-	Senior Subordinated Notes, 9.500% due 8/15/13	$425,250
1,000,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	1,037,500
1,220,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	1,279,475
725,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	746,750
		Pliant Corp.:
230,000	D	Senior Secured Second Lien Notes, 11.125% due 9/1/09 (a)	201,825
80,000	D	Senior Subordinated Notes, 13.000% due 6/1/10 (a)	20,000
600,000	CCC-	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	495,000
345,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)	360,336
		Smurfit-Stone Container Enterprises Inc., Senior Notes:
600,000	CCC+	9.750% due 2/1/11	609,000
675,000	CCC+	8.375% due 7/1/12	649,687
1,275,000	CCC+	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	1,144,312
		Tekni-Plex Inc.:
650,000	C	Senior Secured Notes, 8.750% due 11/15/13 (b)	598,000
495,000	C	Senior Subordinated Notes, Series B, 12.750% due 6/15/10	290,813

		Total Containers & Packaging	9,602,948

Diversified Consumer Services - 0.5%
400,000	B	Hertz Corp., Senior Notes, 8.875% due 1/1/14 (b)	415,000
		Service Corp. International:
460,000	BB	Debentures, 7.875% due 2/1/13	488,750
570,000	BB	Senior Notes, 6.500% due 3/15/08	580,688

		Total Diversified Consumer Services	1,484,438

Diversified Financial Services - 4.6%
		Alamosa Delaware Inc.:
363,000	CCC+	Senior Discount Notes, step bond to yield 11.437% due 7/31/09	396,124
650,000	CCC+	Senior Notes, 11.000% due 7/31/10	731,250
725,000	B-	Basell AF SCA, Senior Notes, 8.375% due 8/15/15 (b)	727,719
160,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	162,400
		Ford Motor Credit Co.:
		Notes:
1,600,000	BB-	6.625% due 6/16/08	1,506,379
775,000	BB-	7.875% due 6/15/10	729,914
200,000	BB-	7.000% due 10/1/13	181,423
900,000	BB-	Senior Notes, 7.250% due 10/25/11	826,652
5,825,000	BB	General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	5,955,684
812,000	B-	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	872,900
1,075,000	B-	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	983,625

		Total Diversified Financial Services	13,074,070

Diversified Telecommunication Services - 2.8%
695,000	NR	GT Group Telecom Inc., Senior Discount Notes, step bond to yield 15.232% due 2/1/10 (a)(c)(d)	0
375,000	B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	397,031
500,000	B+	Intelsat Bermuda Ltd., Senior Notes, 9.614% due 1/15/12 (b)(e)	511,250
125,000	A	MCI Inc., Senior Notes, 8.735% due 5/1/14	141,250
305,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	300,425
200,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	206,000
406,000	B+	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	428,838
		Qwest Communications International Inc., Senior Notes:
935,000	B	7.500% due 2/15/14 (b)	949,025

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Telecommunication Services (continued)
$180,000	B	7.500% due 2/15/14	$182,700
		Qwest Corp.:
290,000	BB	7.500% due 6/15/23	286,013
2,725,000	BB	Debentures, 6.875% due 9/15/33	2,527,437
1,445,000	BB	Notes, 8.875% due 3/15/12	1,607,562
825,000	B	Zeus Special, Senior Discount Notes, step bond to yield 9.253% due 2/1/15 (b)	548,625

		Total Diversified Telecommunication Services	8,086,156

Electric Utilities - 2.9%
		Edison Mission Energy, Senior Notes:
640,000	B+	10.000% due 8/15/08	699,200
325,000	B+	7.730% due 6/15/09	335,563
1,525,000	B+	9.875% due 4/15/11	1,776,625
675,000	B	Inergy L.P./Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	639,562
900,000	B-	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	961,875
1,165,000	B	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	1,333,925
		Reliant Energy Inc., Senior Secured Notes:
800,000	B+	9.250% due 7/15/10	794,000
1,650,000	B+	9.500% due 7/15/13	1,641,750

		Total Electric Utilities	8,182,500

Electrical Equipment - 0.3%
690,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	705,936

Electronic Equipment & Instruments - 0.3%
		Muzak LLC/Muzak Finance Corp.:
750,000	CCC-	Senior Notes, 10.000% due 2/15/09	667,500
275,000	CCC-	Senior Subordinated Notes, 9.875% due 3/15/09	169,125

		Total Electronic Equipment & Instruments	836,625

Energy Equipment & Services - 0.8%
286,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.625% due 11/1/14 (b)	297,440
		Hanover Compressor Co.:
1,000,000	B	Senior Subordinated Notes, 8.625% due 12/15/10	1,067,500
900,000	B-	Subordinated Notes, zero coupon bond to yield 11.312% due 3/31/07	821,250

		Total Energy Equipment & Services	2,186,190

Food & Staples Retailing - 1.0%
1,400,000	B-	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	1,340,500
		Rite Aid Corp., Notes:
1,305,000	B-	7.125% due 1/15/07	1,314,787
50,000	B-	6.125% due 12/15/08 (b)	48,000

		Total Food & Staples Retailing	2,703,287

Food Products - 3.0%
175,000	BB	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	189,875
		Ahold Lease USA Inc., Pass-Through Certificates:
649,445	BB+	Series 2001 A-1, 7.820% due 1/2/20	698,559
400,000	BB+	Series 2001 A-2, 8.620% due 1/2/25	446,250
335,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	340,863
975,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	1,038,375
1,000,000	B-	Doane Pet Care Co., Senior Notes, 10.750% due 3/1/10	1,085,000
		Dole Food Co. Inc.:
1,275,000	B+	Debentures, 8.750% due 7/15/13	1,292,531
44,000	B+	Senior Notes, 8.875% due 3/15/11	44,825
1,525,000	B-	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	1,475,438

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Food Products (continued)
$725,000	B+	Swift & Co., Senior Notes, 10.125% due 10/1/09	$739,500
1,152,000	B	United Agri Products Inc., Senior Notes, 8.250% due 12/15/11	1,228,320

		Total Food Products	8,579,536

Health Care Equipment & Supplies - 0.1%
200,000	B-	Accellent Inc., Senior Subordinated Notes, 10.500% due 12/1/13 (b)	210,000

Health Care Providers & Services - 4.9%
1,150,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	1,219,000
725,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	714,125
		DaVita Inc.:
650,000	B	Senior Notes, 6.625% due 3/15/13	659,750
775,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	783,719
270,000	B+	Extendicare Health Services Inc., Senior Subordinated Notes, 9.500% due 7/1/10	287,887
2,925,000	BB+	HCA Inc., Notes, 6.375% due 1/15/15	2,934,767
1,875,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,928,906
675,000	CCC+	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	455,625
700,000	B-	National Mentor Inc., Senior Subordinated Notes, 9.625% due 12/1/12	745,500
700,000	BB+	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	704,375
583,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	659,519
		Tenet Healthcare Corp., Senior Notes:
650,000	B	7.375% due 2/1/13	594,750
600,000	B	9.875% due 7/1/14	603,000
325,000	B	6.875% due 11/15/31	261,625
1,425,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	1,444,594

		Total Health Care Providers & Services	13,997,142

Hotels, Restaurants & Leisure - 9.3%
338,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 9.500% due 2/1/11	321,100
1,015,000	B+	Ameristar Casinos Inc., Senior Subordinated Notes, 10.750% due 2/15/09	1,069,556
1,300,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	1,283,750
		Caesars Entertainment Inc., Senior Subordinated Notes:
450,000	BB+	8.875% due 9/15/08	488,250
1,400,000	BB+	8.125% due 5/15/11	1,550,500
725,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	710,500
1,925,000	B-	Cinemark Inc., Senior Discount Notes, step bond to yield 9.338% due 3/15/14	1,414,875
1,200,000	B-	Equinox Holdings Inc., Senior Notes, 9.000% due 12/15/09	1,284,000
625,000	B-	Friendly Ice Cream Corp., Senior Notes, 8.375% due 6/15/12	567,188
1,425,000	B-	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	1,396,500
1,300,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	1,348,750
		Hilton Hotels Corp.:
250,000	BBB-	Notes, 7.625% due 12/1/12	270,566
510,000	BBB-	Senior Notes, 7.950% due 4/15/07	523,123
25,000	BB-	HMH Properties Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	25,375
1,375,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	1,356,094
1,125,000	B	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	1,102,500
1,150,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	1,102,563
725,000	B-	Leslie’s Poolmart, Senior Notes, 7.750% due 2/1/13	731,344
		Mandalay Resort Group, Senior Subordinated:
260,000	B+	Debentures, 7.625% due 7/15/13	274,300
585,000	B+	Notes, Series B, 10.250% due 8/1/07	625,950
		MGM MIRAGE Inc.:
1,275,000	BB	Senior Notes, 6.750% due 9/1/12	1,303,687

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hotels, Restaurants & Leisure (continued)
		Senior Subordinated Notes:
$325,000	B+	9.750% due 6/1/07	$342,875
900,000	B+	8.375% due 2/1/11	972,000
750,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	764,063
750,000	B-	Riddell Bell Holdings Inc., Senior Subordinated Notes, 8.375% due 10/1/12	706,875
1,225,000	BB-	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	1,246,437
		Six Flags Inc., Senior Notes:
75,000	CCC	9.750% due 4/15/13	77,156
700,000	CCC	9.625% due 6/1/14	715,750
1,225,000	BB+	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	1,347,500
1,225,000	B+	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	1,251,031
275,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	287,375

		Total Hotels, Restaurants & Leisure	26,461,533

Household Durables - 1.8%
		D.R. Horton Inc.:
320,000	BB+	Senior Notes, 8.000% due 2/1/09	341,924
340,000	BB-	Senior Subordinated Notes, 9.375% due 3/15/11	358,715
1,000,000	CC	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	805,000
900,000	B-	Interface Inc., Senior Notes, 10.375% due 2/1/10	983,250
480,000	BB-	KB HOME, Senior Subordinated Notes, 9.500% due 2/15/11	502,800
570,000	BB-	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	614,531
1,200,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	1,245,000
325,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	339,625

		Total Household Durables	5,190,845

Household Products - 0.2%
750,000	B-	Spectrum Brands Inc., Senior Subordinated Notes, 8.500% due 10/1/13	646,875

Independent Power Producers & Energy Traders - 4.6%
		AES Corp., Senior Notes:
1,470,000	B-	9.500% due 6/1/09	1,596,787
1,125,000	B-	7.750% due 3/1/14	1,192,500
		Calpine Corp.:
1,210,000	D	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)(b)	1,087,488
645,000	D	Senior Secured Notes, 8.750% due 7/15/13 (a)(b)	577,275
675,000	D	Calpine Generating Co. LLC, Senior Secured Notes, 13.216% due 4/1/11 (a)	720,563
		Dynegy Holdings Inc.:
1,375,000	B-	Second Priority Senior Secured Notes, 11.100% due 7/15/08 (b)(e)	1,448,906
		Senior Debentures:
1,300,000	CCC+	7.125% due 5/15/18	1,254,500
1,250,000	CCC+	7.625% due 10/15/26	1,212,500
		NRG Energy Inc.:
1,616,000	B	Second Priority Senior Secured Notes, 8.000% due 12/15/13	1,809,920
		Senior Notes:
525,000	B-	7.250% due 2/1/14	534,844
1,575,000	B-	7.375% due 2/1/16	1,610,437

		Total Independent Power Producers & Energy Traders	13,045,720

Industrial Conglomerates - 0.3%
445,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (c)	373,800
575,000	B	Blount Inc., Senior Subordinated Notes, 8.875% due 8/1/12	606,625

		Total Industrial Conglomerates	980,425

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Insurance - 0.2%
$555,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	$592,562

Internet & Catalog Retail - 0.4%
1,264,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	1,267,160

IT Services - 1.0%
		Iron Mountain Inc., Senior Subordinated Notes:
700,000	B	8.250% due 7/1/11	710,780
850,000	B	8.625% due 4/1/13	890,375
1,175,000	B	7.750% due 1/15/15	1,198,500

		Total IT Services	2,799,655

Machinery - 1.4%
175,000	BB-	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	188,125
575,000	B-	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (b)	592,250
1,200,000	B-	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	1,278,000
260,000	B+	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	276,900
		Terex Corp., Senior Subordinated Notes:
650,000	B	9.250% due 7/15/11	697,125
500,000	B	Series B, 10.375% due 4/1/11	531,250
560,000	CCC	Wolverine Tube Inc., Senior Notes, 7.375% due 8/1/08 (b)	434,000

		Total Machinery	3,997,650

Media - 10.9%
40,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (b)	40,200
1,375,000	B	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	1,395,625
1,589,557	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	1,617,374
		CCH I Holdings LLC:
1,535,000	CCC-	Senior Notes, Step bond to yield 18.099% due 5/15/14 (b)	790,525
1,035,000	CCC-	Senior Notes, Step bond to yield 17.231% due 1/15/14 (b)	672,750
3,511,000	CCC-	Senior Secured Notes, 11.000% due 10/1/15 (b)	2,905,352
400,000	BB-	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (b)	414,000
		CSC Holdings Inc.:
1,350,000	B+	Senior Debentures, 7.625% due 7/15/18	1,296,000
		Senior Notes:
250,000	B+	7.000% due 4/15/12 (b)	240,000
		Series B:
300,000	B+	8.125% due 7/15/09	306,000
260,000	B+	7.625% due 4/1/11	261,625
504,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	585,900
1,300,000	B	Dex Media Inc., Discount Notes, step bond to yield 9.015% due 11/15/13	1,079,000
1,001,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	1,109,859
		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
569,000	BB-	8.375% due 3/15/13	613,098
2,275,000	BB-	6.375% due 6/15/15	2,240,875
		EchoStar DBS Corp., Senior Notes:
748,000	BB-	9.125% due 1/15/09	784,465
2,050,000	BB-	6.625% due 10/1/14	1,998,750
825,000	BB-	7.125% due 2/1/16 (b)	817,781
222,857	B-	Emmis Communications Corp., Senior Notes, 10.366% due 6/15/12 (e)	224,250
1,100,000	B-	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 10.515% due 10/15/13	904,750

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media (continued)
$1,065,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, step bond to yield 14.115% due 2/15/11	$1,126,237
1,125,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	1,220,625
325,000	B	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes, 11.000% due 7/15/13	351,000
1,150,000	B	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	1,147,125
1,000,000	CCC+	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14	931,250
		R.H. Donnelley Corp.:
		Senior Discount Notes:
300,000	B	Series A-1, 6.875% due 1/15/13 (b)	276,000
550,000	B	Series A-2, 6.875% due 1/15/13 (b)	507,375
1,525,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16 (b)	1,549,781
175,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	197,750
400,000	B	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	452,000
550,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	580,938
450,000	B	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (b)	506,250
1,350,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.750% due 12/15/11	1,412,437
275,000	CCC	Vertis Inc., Senior Second Lien Secured Notes, 9.750% due 4/1/09	286,000
211,000	B+	Yell Finance BV, Senior Discount Notes, step bond to yield 12.262% due 8/1/11	218,913

		Total Media	31,061,860

Metals & Mining - 0.7%
1,125,000	B+	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	1,243,125
450,000	B	Novelis Inc., Senior Notes, 7.500% due 2/15/15 (b)	427,500
380,000	BBB	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11	436,353

		Total Metals & Mining	2,106,978

Multi-Utilities - 0.1%
180,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	196,397

Multiline Retail - 1.1%
		J.C. Penney Co. Inc., Notes:
950,000	BB+	8.000% due 3/1/10	1,041,693
705,000	BB+	9.000% due 8/1/12	827,963
500,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (b)	518,125
667,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	730,365

		Total Multiline Retail	3,118,146

Office Electronics - 0.5%
1,375,000	B-	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	1,424,844

Oil, Gas & Consumable Fuels - 6.3%
		Chesapeake Energy Corp., Senior Notes:
2,325,000	BB	6.375% due 6/15/15	2,330,812
550,000	BB	6.250% due 1/15/18	545,875
842,000	B+	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	916,728
		El Paso Corp., Medium-Term Notes:
915,000	B-	7.800% due 8/1/31	965,325
2,125,000	B-	7.750% due 1/15/32	2,257,812
1,300,000	B	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,326,000
		Massey Energy Co., Senior Notes:
700,000	BB-	6.625% due 11/15/10	714,000

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels (continued)
$275,000	BB-	6.875% due 12/15/13 (b)	$278,781
955,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	1,033,788
195,000	B+	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	204,506
320,000	BB-	SESI LLC, Senior Notes, 8.875% due 5/15/11	336,800
1,450,000	B-	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	1,406,500
1,185,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	1,282,763
		Vintage Petroleum Inc.:
455,000	A-	Senior Notes, 8.250% due 5/1/12	489,694
125,000	A-	Senior Subordinated Notes, 7.875% due 5/15/11	131,250
		Williams Cos. Inc.:
		Notes:
1,275,000	B+	7.875% due 9/1/21	1,415,250
1,375,000	B+	8.750% due 3/15/32	1,643,125
600,000	B+	Senior Notes, 7.625% due 7/15/19	660,000

		Total Oil, Gas & Consumable Fuels	17,939,009

Paper & Forest Products - 2.0%
		Abitibi-Consolidated Inc.:
645,000	B+	Debentures, 8.850% due 8/1/30	554,700
500,000	B+	Notes, 8.550% due 8/1/10	492,500
1,250,000	B+	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	1,193,750
750,000	B-	Blue Ridge Paper Products Inc., Senior Secured Notes, 9.500% due 12/15/08	660,000
		Bowater Inc.:
550,000	B+	Debentures, 9.500% due 10/15/12	569,250
225,000	B+	Notes, 6.500% due 6/15/13	202,781
		Buckeye Technologies Inc., Senior Subordinated Notes:
205,000	B	9.250% due 9/15/08	206,025
1,190,000	B	8.000% due 10/15/10	1,154,300
600,000	B+	Norske Skog Canada Ltd., Senior Notes, 7.375% due 3/1/14	531,000

		Total Paper & Forest Products	5,564,306

Personal Products - 0.7%
1,025,000	Caa2(f)	Del Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	835,375
		Playtex Products Inc.:
900,000	B	Senior Secured Notes, 8.000% due 3/1/11	968,625
150,000	CCC+	Senior Subordinated Notes, 9.375% due 6/1/11	158,438

		Total Personal Products	1,962,438

Real Estate - 1.4%
		Host Marriott LP, Senior Notes:
625,000	BB-	7.125% due 11/1/13	646,094
1,020,000	BB-	Series I, 9.500% due 1/15/07	1,062,075
1,125,000	BB-	Series O, 6.375% due 3/15/15	1,116,562
		MeriStar Hospitality Corp., Senior Notes:
225,000	B-	9.000% due 1/15/08	234,000
50,000	B-	9.125% due 1/15/11	54,375
925,000	B-	MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp., Senior Notes, 10.500% due 6/15/09	975,875

		Total Real Estate	4,088,981

Road & Rail - 0.2%
433,000	CCC+	Horizon Lines, LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	459,521

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 0.5%
		Amkor Technology Inc.:
$325,000	CCC+	Senior Notes, 9.250% due 2/15/08	$320,125
1,290,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	1,219,050

		Total Semiconductors & Semiconductor Equipment	1,539,175

Specialty Retail - 1.5%
1,025,000	B-	CSK Auto Inc., Senior Subordinated Notes, 7.000% due 1/15/14	940,437
300,000	B	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	267,750
725,000	BBB-	Gap Inc., Notes, 9.550% due 12/15/08	801,706
1,325,000	CCC+	General Nutrition Centers Inc., Senior Subordinated Notes, 8.500% due 12/1/10	1,214,031
668,000	B-	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	731,460
425,000	CCC	Toys “R” Us Inc., Senior Notes, 7.375% due 10/15/18	313,438

		Total Specialty Retail	4,268,822

Textiles, Apparel & Luxury Goods - 0.8%
		Levi Strauss & Co., Senior Notes:
325,000	B-	9.280% due 4/1/12 (e)	334,750
255,000	B-	12.250% due 12/15/12	290,700
975,000	B-	9.750% due 1/15/15	1,032,281
600,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	617,250

		Total Textiles, Apparel & Luxury Goods	2,274,981

Thrifts & Mortgage Finance - 0.4%
1,075,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,134,125

Wireless Telecommunication Services - 4.3%
439,900	CCC	AirGate PCS Inc., Senior Secured Subordinated Notes, 9.375% due 9/1/09	462,995
360,000	BB-	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 14.432% due 8/1/08	284,850
675,000	CCC	Centennial Communications Corp., Senior Notes, 10.250% due 1/1/13 (b)(e)	693,562
3,550,000	A	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31	4,665,737
		Nextel Communications Inc., Senior Notes:
1,775,000	A-	Series E, 6.875% due 10/31/13	1,862,534
1,650,000	A-	Series D, 7.375% due 8/1/15	1,745,098
		Sprint Capital Corp.:
1,350,000	A-	Notes, 8.750% due 3/15/32	1,770,723
775,000	A-	Senior Notes, 6.875% due 11/15/28	842,176

		Total Wireless Telecommunication Services	12,327,675

		TOTAL CORPORATE BONDS & NOTES (Cost - $255,613,868)	261,862,450

ASSET-BACKED SECURITIES - 0.0%
Credit Card - 0.0%
19,446	B	First Consumers Master Trust, Series 2001-A, Class A, 4.780% due 9/15/08 (e)	19,410

Diversified Financial Services - 0.0%
1,402,534	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/12 (a)(c)(d)	0

		TOTAL ASSET-BACKED SECURITIES (Cost - $1,578,712)	19,410

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
LOAN PARTICIPATIONS - 1.4%
United States - 1.4%
$997,500		Delphi Corp., Term Loan, Tranche B, 10.300% due 6/14/11 (JPMorgan Chase & Co.)	$1,054,649
3,000,000		UPC Broadband Inc. Term Loan, Tranche H2, 6.554% due 3/15/12 (Bank of America)	3,036,696

		TOTAL LOAN PARTICIPATIONS (Cost - $4,021,191)	4,091,345

SHARES		SECURITY	VALUE
COMMON STOCKS - 0.9%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
23,465		Aurora Foods Inc. (c)(d)*	0

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
1,619		Outsourcing Solutions Inc. (d)*	6,882

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
1,150		Northrop Grumman Corp.	71,450

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
4,335		Motorola Inc.	98,448

Semiconductors & Semiconductor Equipment - 0.0%
478		Freescale Semiconductor Inc., Class B Shares *	12,069

		TOTAL INFORMATION TECHNOLOGY	110,517

MATERIALS - 0.1%
Chemicals - 0.1%
17,316		Applied Extrusion Technologies Inc., Class A Shares *	155,844

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
870		McLeodUSA Inc., Class A Shares (d)*	0
27,795		NTL Inc. (g)*	647,624

		Total Diversified Telecommunication Services	647,624

Wireless Telecommunication Services - 0.5%
52,153		Alamosa Holdings Inc. *	977,347
13,152		Crown Castle International Corp. *	415,998

		Total Wireless Telecommunication Services	1,393,345

		TOTAL TELECOMMUNICATION SERVICES	2,040,969

UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
2,692		Mirant Corp. *	75,376

		TOTAL COMMON STOCKS (Cost - $2,725,300)	2,461,038

CONVERTIBLE PREFERRED STOCKS - 0.8%
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
1,457		Alamosa Holdings Inc., Series B, 7.500% due 7/31/13	2,008,110
7,000		Crown Castle International Corp., 6.250% due 8/15/12	392,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $639,775)	2,400,110

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

WARRANTS	SECURITY	VALUE
WARRANTS - 0.1%
360	American Tower Corp., Class A Shares, Expires 8/1/08(b)*	$156,925
430	Cybernet Internet Services International Inc., Expires 7/1/09(b)(c)(d)*	0
695	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(b)(c)(d)*	0
375	IWO Holdings Inc., Expires 1/15/11(b)(c)(d)*	0
165	Jazztel PLC, Expires 5/1/09(d)*	0
435	Merrill Corp., Class B Shares, Expires 5/1/09(b)(c)(d)*	0
80	Pliant Corp., Expires 6/1/10(b)(c)(d)*	1
700	RSL Communications Ltd., Class A Shares, Expires 11/15/06(b)(c)(d)*	0

	TOTAL WARRANTS (Cost - $204,294)	156,926

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $264,783,140)	270,991,279

FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.3%
Repurchase Agreements - 4.3%
$2,197,000	Interest in $479,208,000 joint tri-party repurchase agreement dated 1/31/06 with Morgan Stanley, 4.450% due 2/1/06; Proceeds at maturity - $2,197,272; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.300% due 8/17/07 to 9/19/25; Market value - $2,267,679)	2,197,000
10,000,000	Interest in $588,238,000 joint tri-party repurchase agreement dated 1/31/06 with Deutsche Bank Securities Inc., 4.450% due 2/1/06; Proceeds at maturity - $10,001,236; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.365% due 2/13/06 to 9/9/24; Market value - $10,200,041)	10,000,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,197,000)	12,197,000

	TOTAL - INVESTMENTS - 99.4% (Cost - $276,980,140#)	283,188,279
	Other Assets in Excess of Liabilities - 0.6%	1,618,521

	TOTAL NET ASSETS - 100.0%	$284,806,800

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted. All ratings are unaudited.

(a)	Security is currently in default.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Illiquid security.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(e)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.

(f)	Rating by Moody’s Investors Service.

(g)	Name changed on March 3, 2006 from Telewest Global Inc. to NTL Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 19 and 20 for definitions of ratings.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Rating Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The SB Adjustable Rate Income Portfolio (“SBARIP”) and Smith Barney High Income Portfolio (“SBHI”) (the “Funds”) are separate diversified investment funds of the Travelers Series Fund Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate its net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to hedge a portion of the portfolio to the extent permitted by its investment policies and objectives. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Loan Participations. SBHI may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk. SBHI invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/depreciation
SBARIP	$31,015	$(228,841)	$(197,826)
SBHI	16,186,749	(9,978,610)	6,208,139

At January 31, 2006, SBARIP had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury Notes 2 Year Futures	18	3/06	3,688,807	3,687,187	$1,620

At January 31, 2006, SBHI did not have any open futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 30, 2006

By	/s/ JAMES M. GIALLANZA
James M. Giallanza
Chief Financial Officer

Date	March 30, 2006